Note 3 - Acquisitions (Details) shares in Thousands, £ in Millions									1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 25, 2015 USD ($)	Jul. 22, 2015 USD ($)	Jul. 20, 2015 USD ($)	Dec. 05, 2014 USD ($)	Nov. 19, 2014 USD ($)	May. 30, 2014 USD ($) shares	Apr. 01, 2014 USD ($)	May. 02, 2013 USD ($)	Dec. 23, 2013 USD ($)	Dec. 20, 2013 USD ($)	Oct. 31, 2015 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($) shares	Jan. 31, 2014 USD ($)	Jan. 31, 2015 GBP (£)
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Acquisition Related Costs												$ 1,416,000	$ 1,666,000	$ 1,308,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares													416
Goodwill												217,486,000	$ 147,440,000	111,179,000
Oz [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred	$ 29,500,000											29,398,000
Business Combination, Acquired Receivables, Gross Contractual Amount	300,000
Business Combination, Acquired Receivables, Fair Value	$ 300,000
Goodwill												17,637,000
BearWare [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred		$ 11,200,000										11,224,000
Business Combination, Acquired Receivables, Gross Contractual Amount		800,000
Business Combination, Acquired Receivables, Fair Value		700,000
Business Combination, Acquired Receivables, Estimated Uncollectible		$ 100,000
Goodwill												4,958,000
MK Data [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred			$ 80,200,000									80,018,000
Business Combination, Acquired Receivables, Gross Contractual Amount			1,300,000
Business Combination, Acquired Receivables, Fair Value			1,200,000
Business Combination, Acquired Receivables, Estimated Uncollectible			100,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			$ 3,100,000
Goodwill												51,108,000
2016 Acquisitions [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred												120,640,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual												2,400,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual												7,700,000
Goodwill												73,703,000
2016 Acquisitions [Member] | Other Charges [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Acquisition Related Costs												1,200,000
Pentant Limited (Pentant) [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred				$ 2,100,000
Business Combination, Acquired Receivables, Gross Contractual Amount				100,000
Business Combination, Acquired Receivables, Fair Value				100,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High													400,000		£ 0.3
Business Combination, Contingent Consideration, Liability				400,000								$ 0
e-customs [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred				9,600,000									9,570,000
Business Combination, Acquired Receivables, Gross Contractual Amount				200,000
Business Combination, Acquired Receivables, Fair Value				200,000
Business Combination, Contingent Consideration, Liability				$ 1,200,000
Goodwill													4,581,000
Airclic [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred					$ 29,600,000								29,279,000
Business Combination, Acquired Receivables, Gross Contractual Amount					4,500,000
Business Combination, Acquired Receivables, Fair Value					$ 4,500,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Income Taxes Payable and Goodwill											$ 800,000
Goodwill													12,480,000
Customs Info [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred						$ 39,500,000							38,690,000
Business Combination, Acquired Receivables, Gross Contractual Amount						1,800,000
Business Combination, Acquired Receivables, Fair Value						1,700,000
Business Combination, Acquired Receivables, Estimated Uncollectible						100,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High						3,900,000
Payments to Acquire Businesses, Gross						$ 34,100,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares						400
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned						$ 5,400,000
Goodwill													26,135,000
Customs Info [Member] | Draw on Revolving Debt Facility [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred						$ 20,000,000
Computer Management [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred							$ 6,700,000						6,692,000
Business Combination, Acquired Receivables, Gross Contractual Amount							200,000
Business Combination, Acquired Receivables, Fair Value							$ 200,000
Goodwill													1,338,000
2015 Acquisitions [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred													86,352,000
Goodwill													45,593,000
2015 Acquisitions [Member] | Other Charges [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Acquisition Related Costs													1,500,000
Impatex [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred									$ 8,200,000					7,966,000
Business Combination, Acquired Receivables, Gross Contractual Amount									300,000
Business Combination, Acquired Receivables, Fair Value									300,000
Business Combination, Acquisition Related Costs									$ 300,000
Goodwill														3,501,000
Compudata [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred										$ 18,100,000				18,072,000
Business Combination, Acquired Receivables, Gross Contractual Amount										600,000
Business Combination, Acquired Receivables, Fair Value										500,000
Business Combination, Acquired Receivables, Estimated Uncollectible										100,000
Business Combination, Acquisition Related Costs										$ 300,000
Goodwill														8,201,000
KSD [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred								$ 32,400,000						30,206,000
Business Combination, Acquired Receivables, Gross Contractual Amount								3,100,000
Business Combination, Acquired Receivables, Fair Value								2,600,000
Business Combination, Acquired Receivables, Estimated Uncollectible								500,000
Business Combination, Acquisition Related Costs								700,000
Goodwill, Period Increase (Decrease)													700,000
Goodwill														13,824,000
Business Combination, Increase (Decrease) in Net Working Capital Adjustments													700,000
KSD [Member] | Draw on Revolving Debt Facility [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred								$ 19,800,000
2014 Acquisitions [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred														56,244,000
Goodwill														25,526,000
2014 Acquisitions [Member] | Other Charges [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Acquisition Related Costs														$ 1,400,000
Increase From [Member] | KSD [Member]
Note 3 - Acquisitions (Details) [Line Items]
Goodwill													13,100,000
Increase To [Member] | KSD [Member]
Note 3 - Acquisitions (Details) [Line Items]
Goodwill													13,800,000
Decrease From [Member] | KSD [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Net Working Capital Adjustments													2,900,000
Decrease To [Member] | KSD [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Net Working Capital Adjustments													$ 2,200,000